STAGECOACH TRUST
                      Registration Nos. 33-64352; 811-7780

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Trust (the "Trust") that the Prospectus and related Statement of Additional Information describing the new Class C shares of the Trust's LifePath Opportunity (formerly, LifePath 2000), LifePath 2010, LifePath 2020 and LifePath 2030 Funds, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, the text of which was filed on December 1, 1998.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of December, 1998.


Witness:                                                      STAGECOACH TRUST


By:/s/ Ann Bonsteel                               By:  /s/ Richard H. Blank, Jr.
Name:  Ann Bonsteel                                    Richard H. Blank, Jr.
Title: Assistant Secretary                             Chief Operating Officer,
                                                       Secretary and Treasurer



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                      [MORRISON & FOERSTER LLP LETTERHEAD]








                                December 4, 1998


Via EDGAR

Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

         Re:   Stagecoach Trust;  File Nos. 33-64352; 811-7780

Ladies/Gentlemen:

         In connection with the registration of Stagecoach Trust (the "Trust") under the Investment Company Act of 1940 and the issuance of securities by it under the Securities Act of 1933 (the "1933 Act"), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate for the new Class C shares of the Trust's LifePath Opportunity (formerly, LifePath 2000), LifePath 2010, LifePath 2020 and LifePath 2030 Funds.

         The Prospectus and related Statement of Additional Information describing such shares were filed in Post-Effective Amendment No. 12 under the 1933 Act and Amendment No. 14 under the 1940 Act to the Company's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act on December 1, 1998.

         If you have any questions, please contact the undersigned at (202) 887-1537.

                                                     Sincerely,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda